RELATED PARTIES - Compensation of key management personnel (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Salaries	$ 36,222	$ 34,852	$ 34,250
Short term benefits for employees	6,741	17,686	14,761
Termination benefits	8,754
Long term benefits for employees			425
Fee	2,418	1,917	1,871
Total	$ 54,135	$ 54,455	$ 51,307